Accounts Receivable, Net - Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss [Line Items]
Accounts receivable , net	$ 115,970	$ 166,531
Current [Member]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss [Line Items]
Accounts receivable , net	31,587	25,548
Within 60 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss [Line Items]
Accounts receivable , net	6,100	6,677
Within 90 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss [Line Items]
Accounts receivable , net	9,087	1,941
More Than 90 Days [Member]
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss [Line Items]
Accounts receivable , net	$ 69,196	$ 132,365